Distribution of the Bank's profit and Earnings per share (Details) - MXN ($) $ / shares in Units, $ in Millions					12 Months Ended
	Jul. 28, 2022	Jun. 28, 2022	Nov. 05, 2021	Jun. 18, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Distribution of the Bank's profit and Earnings per share
Profit for the year					$ 24,108	$ 20,801	$ 18,974
Dividends declared	$ 8,838	$ 9,040	$ 1,867	$ 3,054	$ 17,878	$ 4,921
Dividend per share (in pesos per share)					$ 2.64	$ 0.73